Business acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Dada Acquisition [Member]
Business Acquisition [Line Items]
Summary of purchase price as of the date of acquisition
The purchase price as of the date of acquisition is comprised of:

Amounts
(RMB in millions)

Cash	3,452
Business cooperation agreement as consideration of the acquisition	1,606
Fair value of previously held equity interests	5,702

Total	10,760

Schedule of allocation of the purchase price as of the date of acquisition
The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities assumed as of the date of acquisition is summarized as follows:

Amounts
(RMB in millions)

Net assets acquired	7,549
Newly identified and appreciation of intangible assets
- Trademarks and domain names	805
- Technology	525
- Relationship with riders	640
- Consumer base	120
Premium not reflected in goodwill	3,623
Goodwill	4,542
Deferred tax liabilities	(522)
Non-controlling interests	(6,522)

Total	10,760

CNLP [Member]
Business Acquisition [Line Items]
Summary of purchase price as of the date of acquisition	The purchase price as of the date of acquisition is comprised of:

Amounts
(RMB in millions)
Cash	10,538
Fair value of previously held equity interests	1,293

Total	11,831

Schedule of allocation of the purchase price as of the date of acquisition
The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities assumed as of the date of acquisition is summarized as follows:

Amounts
(RMB in millions)

Net assets acquired	4,309
Appreciation of property, equipment and software, construction in progress and land use right s	10,908
Goodwill	1,586
Deferred tax liabilities	(2,679)
Non-controlling interests	(2,293)

Total	11,831

Deppon Holdco [Member]
Business Acquisition [Line Items]
Summary of purchase price as of the date of acquisition	The purchase price as of the date of acquisition is comprised of:

Amounts
(RMB in millions)
Cash	8,976

Schedule of allocation of the purchase price as of the date of acquisition
The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities assumed as of the date of acquisition is summarized as follows:

Amounts
(RMB in millions)
Net assets acquired	6,570
Newly identified and appreciation of intangible assets
- Trademarks and domain names	1,661
- Technology	676
- Customer relationships	8
Appreciation of construction in progress and land use rights	15
Goodwill	5,350
Deferred tax liabilities	(590)
Non-controlling interests	(4,714)

Total	8,976